Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2017	$ (215,937)		$ 1		$ (23)	$ (215,915)
Beginning Balance (shares) at Dec. 31, 2017			678,000
Temporary Equity, Beginning Balance at Dec. 31, 2017		$ 234,418
Temporary Equity, Beginning Balance (shares) at Dec. 31, 2017		103,862,000
Temporary Equity, Issuance of Series D and Series E redeemable convertible preferred stock, net of issuance costs		$ 134,567
Temporary Equity, Issuance of Series D and Series E redeemable convertible preferred stock, net of issuance costs (shares)		43,352,000
Adjustment to redemption value on redeemable convertible preferred stock	(23,299)			$ (1,103)		(22,196)
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock		$ 23,299
Stock option exercises	315			315
Stock option exercises (shares)			111,000
Stock-based compensation expense	788			788
Unrealized gain (loss) on available-for-sale securities	(37)				(37)
Net loss	(49,780)					(49,780)
Ending Balance at Dec. 31, 2018	(287,950)		$ 1		(60)	(287,891)
Ending Balance (shares) at Dec. 31, 2018			789,000
Temporary Equity, Ending Balance at Dec. 31, 2018		$ 392,284
Temporary Equity, Ending Balance (shares) at Dec. 31, 2018		147,214,000
Common stock warrant exercises	76			76
Common stock warrant exercises (shares)			9,000
Adjustment to redemption value on redeemable convertible preferred stock	(134,760)			(966)		(133,794)
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock		$ 134,760
Gain on extinguishment of redeemable convertible preferred stock	117,417					117,417
Temporary Equity, Gain on extinguishment of redeemable convertible preferred stock		(117,417)
Temporary Equity, Costs to adjust the redemption value on redeemable convertible preferred stock		(181)
Stock option exercises	364			364
Stock option exercises (shares)			124,000
Stock-based compensation expense	883			883
Unrealized gain (loss) on available-for-sale securities	82				82
Net loss	(68,299)					(68,299)
Ending Balance at Dec. 31, 2019	(372,187)		$ 1	357	22	(372,567)
Ending Balance (shares) at Dec. 31, 2019			922,000
Temporary Equity, Ending Balance at Dec. 31, 2019		$ 409,446
Temporary Equity, Ending Balance (shares) at Dec. 31, 2019		147,214,000
Temporary Equity, Issuance of Series D and Series E redeemable convertible preferred stock, net of issuance costs		$ 126,758
Temporary Equity, Issuance of Series D and Series E redeemable convertible preferred stock, net of issuance costs (shares)		57,782,000
Issuance of common stock on settlement of accrued dividend	41,763		$ 5	41,758
Temporary Equity, Issuance of common stock on settlement of accrued dividend		$ (41,763)
Issuance of common stock on settlement of accrued dividend (shares)			4,850,000
Deemed dividend on settlement of accrued dividend	42,530			42,530
Temporary Equity, Deemed dividend on settlement of accrued dividend		(42,530)
Adjustment to redemption value on redeemable convertible preferred stock	(362)			(362)
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock		362
Issuance of common stock upon net exercises of Serie B redeemable convertible preferred stock warrants (shares)			65,000
Temporary Equity, Cash exercises of Series C redeemable convertible preferred stock warrants		$ 4,288
Temporary Equity, Cash exercises of Series C redeemable convertible preferred stock warrants (shares)		1,655,000
Conversion of Series A redeemable convertible preferred stock warrants to common stock warrants	1,252			1,252
Conversion of redeemable convertible preferred stock to common stock upon initial public offering	456,561		$ 26	456,535
Temporary equity, Conversion of redeemable convertible preferred stock to common stock upon initial public offering (Shares)		(206,651,000)
Temporary equity, Conversion of redeemable convertible preferred stock to common stock upon initial public offering		$ (456,561)
Conversion of redeemable convertible preferred stock to common stock upon initial public offering (shares)			26,167,000
Issuance of common stock upon initial public offering, net of issuance costs	254,805		$ 10	254,795
Issuance of common stock upon initial public offering, net of issuance cost (shares)			10,294,000
Reclassification of redeemable convertible preferred stock warrant liability to equity	3,126			3,126
Issuance of common stock for settlement of RSUs (shares)			5,000
Stock option exercises	1,195		$ 1	1,194
Stock option exercises (shares)			419,000
Stock-based compensation expense	21,439			21,439
Unrealized gain (loss) on available-for-sale securities	(21)				(21)
Net loss	(121,492)					(121,492)
Ending Balance at Dec. 31, 2020	$ 328,609		$ 43	$ 822,624	$ 1	$ (494,059)
Ending Balance (shares) at Dec. 31, 2020			42,722,000
Temporary Equity, Ending Balance (shares) at Dec. 31, 2020		0